PROPERTY, PLANT AND EQUIPMENT - Summary of the total consideration paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash Payments	$ 108,495,825	$ 3,850,589
Fair Value of Contingent Consideration	34,820,000
Total Consideration in the Camarillo Transaction	5,868,543	$ 7,902,973
Camarillo
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash Payments	93,000,000
Survey and Other Fees	262,875
Shares Issued for the Purchase of Real Property	29,250,000
Fair Value of Contingent Consideration	14,973,000
Fair Value of Earn Out Payments	19,847,000
Total Consideration in the Camarillo Transaction	$ 157,332,875